SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	86-0062700
Plan number	007
Primary residence, borrowing term	15 years
Participant loan, cost	$ 0
Notes Receivable from Participants:	9,902,712
EBP, Asset Held for Investment	$ 606,647,524
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	$ 400,276,045
Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	159,660,728
Investment, Identifier [Axis]: Common Stock | Fortis Inc. | Common Stock (including cash of $1,390)
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	3,055,896
Investment, Identifier [Axis]: Common Stock | Fortis Inc. | Common Stock | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	1,390
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity | Growth Company Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	153,140,542
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity | Managed Income Portfolio Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	6,520,186
Investment, Identifier [Axis]: Mutual Funds | Fidelity | 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	45,533,722
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Diversified International K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	12,934,825
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2010
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	506,701
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	1,213,921
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	4,696,278
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	10,354,053
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	25,849,370
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	30,597,249
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	45,615,846
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	37,468,091
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	29,417,650
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	14,867,440
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	6,771,911
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	2,684,604
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	587,570
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Freedom Index Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	1,016,071
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Government Money Market Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	19,552,361
Investment, Identifier [Axis]: Mutual Funds | Fidelity | International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	14,263,498
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Low-Priced Stock K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	11,147,853
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Mid Cap Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	1,788,746
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Mid Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	3,121,886
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Small Cap Stock K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	4,907,441
Investment, Identifier [Axis]: Mutual Funds | Fidelity | U.S. Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	11,609,793
Investment, Identifier [Axis]: Mutual Funds | Franklin | Utilities Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	6,171,796
Investment, Identifier [Axis]: Mutual Funds | Janus | Flexible Bond Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	9,358,346
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	17,000,375
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Mid Cap Value Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	4,462,749
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small Cap Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	479,059
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	876,814
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small Value Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	6,014,082
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Value Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	19,405,944
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts | Other | Brokerage Link Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Assets	$ 33,752,143